Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Impact IAS 29 [Member]	Adjusted balance [Member]	Share capital and share premium [Member]	Share capital and share premium [Member] Adjusted balance [Member]	Other reserves [Member]	Other reserves [Member] Impact IAS 29 [Member]	Other reserves [Member] Adjusted balance [Member]	Retained earnings [member]	Retained earnings [member] Impact IAS 29 [Member]	Retained earnings [member] Adjusted balance [Member]	Shareholders' equity (parent) [Member]	Shareholders' equity (parent) [Member] Impact IAS 29 [Member]	Shareholders' equity (parent) [Member] Adjusted balance [Member]	Non-controlling interests [Member]	Non-controlling interests [Member] Adjusted balance [Member]
Balance at Dec. 31, 2020	€ 52,640			€ 17,128		€ 2,342			€ 32,149			€ 51,619			€ 1,022
Net change in fair value of equity instruments at fair value through other comprehensive income	90					89			0			89			1
Net change in fair value of debt instruments at fair value through other comprehensive income	(108)					(106)						(106)			(1)
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(30)					(30)						(30)			0
Changes in cash flow hedge reserve	(673)					(577)						(577)			(96)
Realised and unrealised revaluations property in own use	(3)					(6)			3			(3)			0
Remeasurement of the net defined benefit asset/liability	29					29						29
Exchange rate differences and other	158					151						151			6
Share of other comprehensive income of associates and joint ventures and other income	(2)					(37)			35			(2)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	17					17						17
Total amount recognised directly in other comprehensive income net of tax	(521)					(469)			38			(431)			(90)
Net result	3,219								3,161			3,161			59
Total comprehensive income net of tax	2,698					(469)			3,198			2,730			(31)
Dividends and other distributions	(472)								(468)			(468)			(4)
Changes in treasury shares	(4)					(4)						(4)
Employee stock option and share plans	19			16					3			19			0
Balance at Jun. 30, 2021	54,883			17,144		1,870			34,882			53,896			987
Balance at Dec. 31, 2021	52,802	€ 64	€ 52,866	17,144	€ 17,144	(540)	€ 627	€ 87	35,462	€ (563)	€ 34,899	52,066	€ 64	€ 52,130	736	€ 736
Net change in fair value of equity instruments at fair value through other comprehensive income	66					95			(23)			73			(7)
Net change in fair value of debt instruments at fair value through other comprehensive income	(338)					(315)						(315)			(23)
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(27)					(26)						(26)			(1)
Changes in cash flow hedge reserve	(2,400)					(2,076)						(2,076)			(323)
Realised and unrealised revaluations property in own use	11					3			7			10
Remeasurement of the net defined benefit asset/liability	33					33						33
Exchange rate differences and other	894					902			(2)			901			(7)
Share of other comprehensive income of associates and joint ventures and other income						27			(27)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	220					220						220
Total amount recognised directly in other comprehensive income net of tax	(1,541)					(1,136)			(44)			(1,180)			(361)
Net result	7,825								7,745			7,745			80
Total comprehensive income net of tax	6,284					(1,136)			7,701			6,565			(281)
Dividends and other distributions	(2,460)								(2,419)			(2,419)			(41)
Share buyback progamme	(380)					(365)			(15)			(380)
Employee stock option and share plans	13			12					1			13
Balance at Jun. 30, 2022	€ 56,323			€ 17,155		€ (1,413)			€ 40,167			€ 55,910			€ 413